Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net income	$ 57,899	$ 35,160	$ 6,064
Other comprehensive income that may be reclassified to the Statement of Operations in subsequent periods (net of tax)
Exchange differences on translation of foreign operations	(1,790)	(1,245)	2,235
Reclassification of exchange differences on loss of control	7	(138)
Share of other comprehensive income (loss) of associates and joint ventures	(41)	94
Net other comprehensive income (loss) that may be reclassified to the Statement of Operations in subsequent periods	(1,824)	(1,289)	2,235
Total comprehensive income	56,075	33,871	8,299
Total comprehensive income attributable to:
Equity holders of the parent	56,075	33,871	8,299
Non-controlling interests
Total comprehensive income attributed	$ 56,075	$ 33,871	$ 8,299